UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-06115

THE SINGAPORE FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

John J. O’Keefe

The Singapore Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

With copy to:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

Registrant’s telephone number, including area code: (201) 915-3054

Date of fiscal year end: October 31

Date of reporting period: June 30, 2010

Item 1.  Voting Record for The Singapore Fund, Inc. for the year ended June 30, 2010.

S/N	Name of the issuer	Ticker symbol	ISIN	Shareholder meeting date	Brief identification of the matter voted on	Proposed by management or a shareholder	Fund cast vote?	Fund voted (for, against, abstain)	Fund vote for or against management
1	SIA Engineering Company Ltd.	SIE SP	SG1I5388277	7/24/2009	AGM & EGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	Yes	Vote in favor of all resolutions	For
2	Singapore Telecommunications Ltd.	STE SP	SG1T75931496	7/24/2009	AGM & EGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
3	Wilmar International Ltd .	WIL SP	SG1T56930848	10/2/2009	EGM - Approve Possible Material Dilution & Disposal of Part of the Company’s Shareholding	By company	No	Take no action	NA
4	Singapore Exchange Ltd.	SGX SP	SG1J26887955	10/13/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
5	Ezra Holdings Ltd.	EZRA SP	SG1O34912152	10/14/2009	EGM - Equity or Equity-Linked Securities with or without Preemptive Rights	By company	No	Take no action	NA
6	Olam International Ltd.	OLAM SP	SG1Q75923504	10/22/2009	AGM & EGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
7	Capitaland Ltd.	CAPL SP	SG1J27887962	10/23/2009	EGM - Approve Public Offering of Issued Ordinary Shares	By company	No	Take no action	NA
8	Singapore Press Holdings Ltd.	SPH SP	SG1P66918738	11/27/2009	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
9	Asiatravel.com Holdings Ltd.	AST SP	SG1J72891703	1/25/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
10	Ezra Holdings Ltd.	EZRA SP	SG1J26887955	1/28/2010	EGM - Authorize Share Repurchase Program	By company	No	Take no action	NA
11	Kuala Lumpur Kepong Berhad	KLK MK	MYL2445OO004	2/24/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
12	Astra International Ltd.	ASII IJ	ID1000057607	3/1/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
13	Neptune Orient Lines Ltd.	NOL SP	SG1F90001388	4/14/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
14	Parkway Holdings Ltd.	PWAY SP	SG1R90002267	4/16/2010	AGM & SGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
15	CDL Hospitality Trusts	CDREIT SP	SG1T66931158	4/16/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
16	Noble Group Ltd.	NOBL SP	BMG6542T1190	4/19/2010	AGM & SGM - Declare Dividend, Re-elect Directors & Proposed Disposal of Shares in Gloucester Coal Ltd.	By company	No	Take no action	NA
17	Bangkok Bank PCL (F)	BBL/F TB	TH0001010014	4/19/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
18	Oversea-Chinese Banking Corp. Ltd.	OCBC SP	SG1S04926220	4/23/2010	AGM & SGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
19	Venture Corp.	VMS SP	SG0531000230	4/23/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
20	Golden Agri-Resources Ltd.	GGR SP	MU0117U00026	4/27/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
21	Wilmar International Ltd.	WIL SP	SG1T56930848	4/28/2010	AGM & SGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
22	City Developments Ltd.	CIT SP	SG1R89002252	4/28/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
23	Yanlord Land Group Ltd.	YLLG SP	SG1T57930854	4/29/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
24	United Overseas Bank Ltd.	UOB SP	SG1M31001969	4/30/2010	AGM & SGM - Declare Dividend, Re-elect Directors & EGM Purchase of shares	By company	No	Take no action	NA
25	Hyflux Ltd.	HYF SP	SG1J47889782	4/30/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
26	Hongkong Land Holdings Ltd.	HKL SP	BMG4587L1090	5/5/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA
27	Jardine Matheson Holdings Ltd.	JM SP	BMG507361001	5/6/2010	AGM - Declare Dividend, Re-elect Directors	By company	No	Take no action	NA

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SINGAPORE FUND, INC.

By:	/s/ Masaaki Goto
Name: Masaaki Goto
Title: Chief Executive Officer

Date:	July 12, 2010